Property, equipment and software, net	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Property, equipment and software, net

6. Property, equipment and software, net

Property, equipment and software and its related accumulated depreciation and accumulated impairment as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Cabinets	1,059,963	1,159,455
Power banks	675,611	833,257
Construction in progress	103,157	150,654
Software	14,982	23,039
Production tools	9,625	13,847
Computer and electronic equipment	4,543	13,445
Leasehold improvements	3,722	3,902
Others	816	844
Subtotal	1,872,419	2,198,443
Less: Accumulated depreciation	(927,193)	(1,291,203)
Less: Accumulated impairment	—	(20,780)
Property, equipment and software, net	945,226	886,460

For the years ended December 31, 2020, 2021 and 2022, depreciation expenses were RMB343,381, RMB396,906 and RMB421,345 respectively.

For the years ended December 31, 2020, 2021 and 2022, impairment charges were nil, nil and RMB21,560, respectively.

The summary of the leased cabinets under finance leases is as below:

	As of December 31,
	2021	2022
	RMB	RMB
Cabinets	173,663	154,822
Less: Accumulated depreciation	(70,621)	(111,183)
Less: Accumulated impairment	—	(3,018)
	103,042	40,621